Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000073513
Account Value [Line Items]
Line Graph and Table Measure Name				Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares
Account Value				$ 13,595	$ 10,000	$ 12,902	$ 12,065	$ 13,818	$ 13,212	$ 12,470	$ 11,170	$ 11,268	$ 10,481	$ 9,983
C000167229
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Income Fund - Class C Shares
Account Value			$ 10,000	12,502		11,966	11,262	12,995	12,529	11,912	10,751	10,936	10,243
C000219380
Account Value [Line Items]
Line Graph and Table Measure Name		Spirit of America Income Fund - Institutional Shares
Account Value		$ 100,000		$ 114,110		108,150	100,796	115,207	109,894
C000003857
Account Value [Line Items]
Line Graph and Table Measure Name				Spirit of America Large Cap Value Fund - Class A Shares	Spirit of America Large Cap Value Fund - Class A Shares
Account Value				$ 31,127	$ 10,000	23,354	18,583	22,581	17,468	15,125	11,676	12,674	10,542	9,717
C000167227
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Large Cap Value Fund - Class C Shares
Account Value			$ 10,000	30,610		23,125	18,529	22,676	17,665	15,401	11,976	13,089	10,965
C000219378
Account Value [Line Items]
Line Graph and Table Measure Name		Spirit of America Large Cap Value Fund - Institutional Shares
Account Value		$ 100,000		$ 240,355		179,733	142,587	172,792	133,282
C000059931
Account Value [Line Items]
Line Graph and Table Measure Name				Spirit of America Municipal Tax Free Bond Fund - Class A Shares	Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Account Value				$ 11,654	$ 10,000	11,458	10,968	12,035	11,929	11,519	10,964	10,860	10,367	10,301
C000167228
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Account Value			$ 10,000	10,380		10,281	9,934	10,996	10,993	10,704	10,263	10,263	9,881
C000219379
Account Value [Line Items]
Line Graph and Table Measure Name		Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Account Value		$ 100,000		$ 102,574		100,693	96,224	105,446	104,367
C000003855
Account Value [Line Items]
Line Graph and Table Measure Name				Spirit of America Real Estate Income and Growth Fund - Class A Shares	Spirit of America Real Estate Income and Growth Fund - Class A Shares
Account Value				$ 14,998	$ 10,000	13,945	12,731	17,797	12,530	13,208	10,314	11,072	10,368	9,812
C000167226
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Real Estate Income and Growth Fund - Class C Shares
Account Value			$ 10,000	14,459		13,538	12,448	17,529	12,426	13,198	10,380	11,214	10,569
C000219377
Account Value [Line Items]
Line Graph and Table Measure Name		Spirit of America Real Estate Income and Growth Fund - Institutional Shares
Account Value		$ 100,000		139,889		129,535	118,004	164,485	115,516
C000240591
Account Value [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class A Shares
Account Value	$ 9,425			11,086		9,033
C000240590
Account Value [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class C Shares
Account Value	$ 10,000			11,587		9,515
C000240589
Account Value [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Institutional Shares
Account Value	$ 100,000			118,126		96,001
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value				11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,166		11,028	10,450	12,013	12,201	11,349	10,439	10,438	10,081
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000		93,824		92,665	87,810	100,943	102,524
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,081		27,260	21,586	26,360	20,481	17,298	13,156	13,759	11,293
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 100,000		223,445		178,728	141,524	172,824	134,279
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Account Value				12,494	$ 10,000	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value			$ 10,000	11,979		11,854	11,141	12,179	11,997	11,403	10,604	10,470	9,929
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 100,000		106,706		105,593	99,240	108,491	106,869
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,081		27,260	21,586	26,360	20,481	17,298	13,156	13,759	11,293
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 100,000		223,445		178,728	141,524	172,824	134,279
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			14,855		11,882
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			14,855		11,882
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000			148,550		118,822
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI US REIT Index
Account Value				17,346	$ 10,000	15,950	14,023	18,576	12,985	14,049	11,164	11,699	11,134	$ 10,252
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US REIT Index
Account Value			$ 10,000	16,604		15,268	13,423	17,782	12,429	$ 13,448	$ 10,687	$ 11,199	$ 10,658
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Account Value		$ 100,000		162,010		148,973	$ 130,973	$ 173,501	$ 121,275
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000			11,703		9,481
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000			11,703		9,481
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 100,000			$ 117,029		$ 94,814